Bridge Loans and Long-Term Debt - Schedule of Maturities and Weighted Average Interest Rates (Details) - CAD ($)		3 Months Ended				12 Months Ended
		Dec. 31, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2023
Schedule Of Maturities And Weighted Average Interest Rates Abstract
Convertible loan, Final maturity				2028 years	[1]			2028 years	[2]
Convertible loan, Weighted average effective interest rate				23.36%	[1]			23.36%	[2]
Convertible loan, Balance		$ 45,554,434	[1]	$ 40,309,902	[1]	$ 40,309,902	[2]	$ 11,258,950	[2]
Credit facility, Final maturity				2026 years	[3]			2026 years	[4]
Credit facility, Weighted average effective interest rate				14.14%	[3]			14.12%	[4]
Credit facility, Balance		29,017,492	[3]	$ 28,229,902	[4]	28,229,902	[4]	$ 28,747,705	[4]
Term loan, Final maturity				2030 years				2030 years
Term loan, Weighted average effective interest rate				33.65%				33.65%
Term loan, Balance		11,706,426		$ 10,767,007		10,767,007		$ 7,718,928
Bridge loan, Final maturity	[5]			2025 years
Bridge loan, Weighted average effective interest rate	[5]
Bridge loan, Balance	[5]	16,169,151		$ 9,913,619		9,913,619
Total debt, Weighted average effective interest rate				2148.00%				27.45%
Total debt, Balance		102,447,503		$ 89,220,430		89,220,430		$ 47,725,583
Current portion of long-term debt, Balance		16,169,151		9,913,619		9,913,619
Long-term debt, Balance		$ 86,278,352		$ 79,306,811		$ 79,306,811		$ 47,725,583

[1]	Convertible loan
[2]	Convertible loan
[3]	Amendments to the Credit Facility
[4]	Amendments to the Credit Facility
[5]	Bridge loans